Lease (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of Future Lease Payments for the Operating Leases Under the Operating Leases
The maturities of the operating lease liabilities as of December 31, 2025, were as follows:

Operating Lease Obligations
Fiscal Year:
2026	$2,887
2027	2,308
2028	1,788
2029	1,698
2030	1,698
2031 and thereafter	4,813

Total	15,192
Less imputed interest	1,142

Present value of lease liabilities	14,050
Less operating lease liabilities-current	2,586

Long-term operating lease liabilities	$11,464